Shareholder Report, Holdings (Details) - Tandem Fund	Jun. 30, 2026
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.29%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.65%
Consumers Staples
Holdings [Line Items]
Percent of Net Asset Value	12.24%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Government Securities
Holdings [Line Items]
Percent of Net Asset Value	11.24%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.57%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Goldman Sachs FS Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.93%
Amphenol Corporation – Class A
Holdings [Line Items]
Percent of Net Asset Value	4.99%
United States Treasury 3.64%, due 07/07/26
Holdings [Line Items]
Percent of Net Asset Value	4.82%
United States Treasury 3.64%, due 07/14/26
Holdings [Line Items]
Percent of Net Asset Value	4.82%
NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.64%
ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Terreno Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Steris PLC (Ireland)
Holdings [Line Items]
Percent of Net Asset Value	3.39%